CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 499,289	$ 575,215
Restricted cash	0	13
Accounts receivable, net of allowances for credit losses of nil and $976	247	157
Amounts due from affiliated companies	15,697	10,672
Inventories	5,828	9,297
Prepaid expenses and other current assets	42,633	12,467
Total current assets	563,694	607,821
Property and equipment, net	2,556,040	2,180,897
Intangible assets, net	2,777	4,005
Long-term prepayments, deposits and other assets	69,624	117,555
Restricted cash	130	131
Operating lease right-of-use assets	14,588	17,379
Land use right, net	112,114	116,109
Total assets	3,318,967	3,043,897
Current liabilities:
Accounts payable	211	206
Accrued expenses and other current liabilities	201,405	118,946
Income tax payable	21	33
Amounts due to affiliated companies	53,093	42,966
Total current liabilities	254,730	162,151
Long-term debt, net	2,087,486	1,584,660
Other long-term liabilities	17,771	11,778
Deferred tax liabilities, net	0	448
Operating lease liabilities, non-current	14,797	17,137
Total liabilities	2,374,784	1,776,174
Commitments and contingencies (Note [18])
Shareholders' equity and participation interest:
Additional paid-in capital	2,134,227	2,134,227
Accumulated other comprehensive (loss) income	(6,136)	11,876
Accumulated losses	(1,338,715)	(1,086,160)
Total shareholders' equity	789,420	1,059,987
Participation interest	154,763	207,736
Total shareholders' equity and participation interest	944,183	1,267,723
Total liabilities, shareholders' equity and participation interest	3,318,967	3,043,897
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	37	37
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7